Stockholders' Equity/Deficit - Summary of Authorized, Issued and Outstanding Shares of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	0	73,000,000
Shares Issued and Outstanding		5,046,154
Convertible preferred stock, liquidation preference	$ 0	$ 40,294
Carrying Value		$ 39,070
Convertible Preferred Stock Series A [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		10,000,000
Shares Issued and Outstanding		1,360,547
Convertible preferred stock, liquidation preference		$ 9,486
Carrying Value		$ 9,486
Convertible Preferred Stock Series B [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		35,000,000
Shares Issued and Outstanding		1,144,567
Convertible preferred stock, liquidation preference		$ 7,981
Carrying Value		$ 9,356
Convertible Preferred Stock Series C [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		8,000,000
Shares Issued and Outstanding		1,075,637
Convertible preferred stock, liquidation preference		$ 7,500
Carrying Value		$ 5,550
Convertible Preferred Stock Series D [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		20,000,000
Shares Issued and Outstanding		1,465,403
Convertible preferred stock, liquidation preference		$ 15,327
Carrying Value		$ 14,678